Investment Objectives and Goals - (Eaton Vance Income Opportunities ETF)	Sep. 30, 2024
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Eaton Vance Income Opportunities  ETF (the “Fund”) seeks a high level of current income as its primary investment objective. As a secondary objective, the Fund seeks to maximize total return but only to the extent consistent with its primary objective.